Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

April 30, 2020

FVDK6-QTLY-0620
1.9884001.102

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	65,589	$438,135
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	1,463	1,970,222
Facebook, Inc. Class A (a)	8,000	1,637,680
		3,607,902
Media - 4.3%
Comcast Corp. Class A	82,197	3,093,073
DISH Network Corp. Class A (a)	4,600	115,069
Fox Corp. Class A	20,428	528,472
Interpublic Group of Companies, Inc.	110,355	1,873,828
ViacomCBS, Inc. Class B	23,000	396,980
WPP PLC	109,200	847,297
		6,854,719
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	10,200	895,560

TOTAL COMMUNICATION SERVICES		11,796,316

CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.7%
Lear Corp.	11,300	1,103,445
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts, Inc.	2,800	478,800
Household Durables - 0.8%
Newell Brands, Inc.	23,100	320,628
Whirlpool Corp.	8,300	927,442
		1,248,070
Multiline Retail - 1.0%
Dollar General Corp.	8,600	1,507,580
Specialty Retail - 2.9%
Best Buy Co., Inc.	21,200	1,626,676
Dick's Sporting Goods, Inc.	17,800	523,142
Lowe's Companies, Inc.	18,100	1,895,975
Urban Outfitters, Inc. (a)	9,500	164,730
Williams-Sonoma, Inc.	6,400	395,776
		4,606,299
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	1,300	101,660
PVH Corp.	31,225	1,537,207
Tapestry, Inc.	51,200	761,856
		2,400,723

TOTAL CONSUMER DISCRETIONARY		11,344,917

CONSUMER STAPLES - 5.8%
Beverages - 0.5%
C&C Group PLC (United Kingdom)	290,700	713,966
Food & Staples Retailing - 3.3%
Performance Food Group Co. (a)	40,000	1,174,000
Sysco Corp.	30,206	1,699,692
U.S. Foods Holding Corp. (a)	107,900	2,319,850
		5,193,542
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	5,300	228,218
Tobacco - 1.9%
Altria Group, Inc.	75,200	2,951,600

TOTAL CONSUMER STAPLES		9,087,326

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
BP PLC sponsored ADR	66,300	1,577,940
Cabot Oil & Gas Corp.	73,800	1,595,556
Chevron Corp.	7,617	700,764
GasLog Partners LP	11,500	69,230
Golar LNG Partners LP	75,729	220,371
Hoegh LNG Partners LP	31,411	359,342
Parex Resources, Inc. (a)	124,000	1,359,417
Teekay LNG Partners LP	65,416	756,863
Total SA sponsored ADR	42,500	1,493,875
Valero Energy Corp.	18,200	1,152,970
		9,286,328
FINANCIALS - 22.1%
Banks - 11.0%
Bank of America Corp.	118,200	2,842,710
CIT Group, Inc.	19,500	370,110
Cullen/Frost Bankers, Inc.	5,800	416,788
Huntington Bancshares, Inc.	100,300	926,772
JPMorgan Chase & Co.	21,700	2,077,992
M&T Bank Corp.	13,100	1,468,248
PNC Financial Services Group, Inc.	31,489	3,358,932
Truist Financial Corp.	44,058	1,644,245
Wells Fargo & Co.	142,650	4,143,983
		17,249,780
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	13,400	937,464
Invesco Ltd.	38,800	334,456
State Street Corp.	17,481	1,102,002
		2,373,922
Consumer Finance - 2.3%
Capital One Financial Corp.	27,582	1,786,210
Discover Financial Services	43,253	1,858,581
		3,644,791
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	16,175	3,030,548
Insurance - 4.5%
Allstate Corp.	12,645	1,286,249
American International Group, Inc.	22,900	582,347
Chubb Ltd.	15,888	1,716,063
FNF Group	29,737	804,386
Lincoln National Corp.	7,600	269,572
MetLife, Inc.	15,900	573,672
The Travelers Companies, Inc.	19,041	1,927,140
		7,159,429
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	25,600	317,952
Annaly Capital Management, Inc.	45,500	284,375
MFA Financial, Inc.	97,600	170,800
		773,127
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	12,000	327,840
MGIC Investment Corp.	37,200	271,932
		599,772

TOTAL FINANCIALS		34,831,369

HEALTH CARE - 19.0%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	9,300	999,471
Amgen, Inc.	14,075	3,367,022
		4,366,493
Health Care Providers & Services - 10.7%
Anthem, Inc.	7,133	2,002,447
Centene Corp. (a)	62,400	4,154,592
Cigna Corp.	22,085	4,323,799
CVS Health Corp.	33,719	2,075,404
Humana, Inc.	2,300	878,186
UnitedHealth Group, Inc.	12,000	3,509,640
		16,944,068
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	63,100	3,837,111
Bristol-Myers Squibb Co. rights (a)	34,600	156,046
Roche Holding AG (participation certificate)	8,456	2,928,291
Sanofi SA sponsored ADR	36,659	1,716,741
		8,638,189

TOTAL HEALTH CARE		29,948,750

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
Airbus Group NV	14,000	886,460
General Dynamics Corp.	14,100	1,841,742
Raytheon Technologies Corp.	16,100	1,043,441
		3,771,643
Air Freight & Logistics - 0.7%
Deutsche Post AG	13,900	412,930
Expeditors International of Washington, Inc.	10,200	730,371
		1,143,301
Airlines - 1.1%
Alaska Air Group, Inc.	28,200	917,064
Copa Holdings SA Class A	18,900	835,569
		1,752,633
Building Products - 1.5%
Carrier Global Corp. (a)	16,100	285,131
Jeld-Wen Holding, Inc. (a)	15,600	198,120
Owens Corning	26,500	1,149,040
Trane Technologies PLC	8,900	778,038
		2,410,329
Commercial Services & Supplies - 0.1%
Steelcase, Inc. Class A	8,200	89,790
Electrical Equipment - 1.9%
Acuity Brands, Inc.	13,300	1,151,647
Regal Beloit Corp.	11,900	845,019
Vestas Wind Systems A/S	11,600	996,129
		2,992,795
Industrial Conglomerates - 0.5%
Siemens AG	9,400	867,462
Machinery - 2.4%
Gardner Denver Holdings, Inc. (a)	25,953	754,713
Oshkosh Corp.	19,600	1,323,588
Otis Worldwide Corp. (a)	8,050	409,826
Stanley Black & Decker, Inc.	11,300	1,245,260
		3,733,387
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	5,900	129,800
HD Supply Holdings, Inc. (a)	43,000	1,276,240
United Rentals, Inc. (a)	2,600	334,100
		1,740,140

TOTAL INDUSTRIALS		18,501,480

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.9%
Cisco Systems, Inc.	66,500	2,818,270
CommScope Holding Co., Inc. (a)	20,400	224,604
		3,042,874
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	1,300	81,796
Avnet, Inc.	2,500	75,050
TE Connectivity Ltd.	24,917	1,830,403
		1,987,249
IT Services - 2.1%
Amdocs Ltd.	16,469	1,061,262
Capgemini SA	5,300	497,978
Cognizant Technology Solutions Corp. Class A	28,943	1,679,273
		3,238,513
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	600	162,972
Intel Corp.	67,500	4,048,650
NXP Semiconductors NV	9,300	926,001
ON Semiconductor Corp. (a)	14,700	235,862
		5,373,485
Software - 0.5%
Nortonlifelock, Inc.	38,800	825,276
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	17,600	272,976

TOTAL INFORMATION TECHNOLOGY		14,740,373

MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp. U.S. (b)	10,400	638,872
DuPont de Nemours, Inc.	63,900	3,004,578
		3,643,450
Metals & Mining - 2.7%
BHP Billiton Ltd. sponsored ADR	3,400	138,312
Lundin Mining Corp.	172,200	843,711
Newmont Corp.	53,800	3,200,024
		4,182,047

TOTAL MATERIALS		7,825,497

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	12,900	861,333
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	53,838	2,311,265

TOTAL REAL ESTATE		3,172,598

UTILITIES - 2.2%
Electric Utilities - 2.2%
Exelon Corp.	53,289	1,975,956
Southern Co.	27,000	1,531,710
		3,507,666
TOTAL COMMON STOCKS
(Cost $161,110,975)		154,042,620

Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
MFA Financial, Inc. 6.50% (c)	6,100	92,415
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	53,750	1,869,331
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,221,578)		1,961,746

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.16% (d)	368,277	368,388
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	699,482	699,552
TOTAL MONEY MARKET FUNDS
(Cost $1,067,915)		1,067,940
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $164,400,468)		157,072,306
NET OTHER ASSETS (LIABILITIES) - 0.3%		412,731
NET ASSETS - 100%		$157,485,037

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,275
Fidelity Securities Lending Cash Central Fund	693
Total	$68,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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